Short-term bank borrowing (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Jan. 23, 2017	Jan. 13, 2017
Short-term bank borrowing
Outstanding amount	¥ 250,000
PRC domestic commercial banks
Short-term bank borrowing
Outstanding amount	¥ 250,000
Short-term bank borrowing in January 2017 at 3.828% Interest
Short-term bank borrowing
Principal amount			¥ 100,000
Interest rate (as a percent)			3.828%
Short-term bank borrowing in January 2017 at 3.915% Interest
Short-term bank borrowing
Principal amount		¥ 150,000
Interest rate (as a percent)		3.915%
Debt collateral amount		¥ 156,151